Risks Arising from Financial Instruments and Risk Management (Details) - Schedule of Foreign Currency Denominated Financial Assets and Liabilities - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Trade and other payables [Member] | GBP [Member]
Financial assets
Financial assets and liabilities	$ 929,526	$ 923,725
Trade and other payables [Member] | EUR [Member]
Financial assets
Financial assets and liabilities	3,602,806	3,201,180
Trade and other payables [Member] | CAD [Member]
Financial assets
Financial assets and liabilities	4,547,627	3,629,380
Loans and borrowings [Member] | GBP [Member]
Financial assets
Financial assets and liabilities	31,514	25,000
Loans and borrowings [Member] | EUR [Member]
Financial assets
Financial assets and liabilities	3,170,873	3,307,633
Loans and borrowings [Member] | CAD [Member]
Financial assets
Financial assets and liabilities	1,921,491
Financial liabilities at amortised cost, class [member] | GBP [Member]
Financial assets
Financial assets and liabilities	961,040	948,725
Financial liabilities at amortised cost, class [member] | EUR [Member]
Financial assets
Financial assets and liabilities	6,773,679	6,508,813
Financial liabilities at amortised cost, class [member] | CAD [Member]
Financial assets
Financial assets and liabilities	8,287,983	5,398,888
Due to related party [Member] | CAD [Member]
Financial assets
Financial assets and liabilities	982,859	810,206
Holdback payable [Member] | CAD [Member]
Financial assets
Financial assets and liabilities	511,238	511,238
Lease liabilities [Member] | CAD [Member]
Financial assets
Financial assets and liabilities	324,768	448,064
Cash [Member] | GBP [Member]
Financial assets
Financial assets and liabilities	8,155	75,315
Cash [Member] | EUR [Member]
Financial assets
Financial assets and liabilities	360,742	42,664
Cash [Member] | CAD [Member]
Financial assets
Financial assets and liabilities	53,475	140,423
Trade and other receivables [Member] | GBP [Member]
Financial assets
Financial assets and liabilities	86,020	149,223
Trade and other receivables [Member] | EUR [Member]
Financial assets
Financial assets and liabilities	504,075	986,320
Loan receivable [Member] | GBP [Member]
Financial assets
Financial assets and liabilities	400,000	400,000
Financial assets at amortised cost, class [member] | GBP [Member]
Financial assets
Financial assets and liabilities	494,175	624,538
Financial assets at amortised cost, class [member] | EUR [Member]
Financial assets
Financial assets and liabilities	864,817	1,028,984
Financial assets at amortised cost, class [member] | CAD [Member]
Financial assets
Financial assets and liabilities	411,243	497,566
Marketable securities [Member] | CAD [Member]
Financial assets
Financial assets and liabilities	$ 357,768	$ 357,143